ACCRUED EXPENSES (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
ACCRUED EXPENSES
Operation, maintenance and telecommunication services		Rp 8,455	Rp 7,521
Salaries and benefits		3,399	2,658
General, administrative and marketing expenses		2,255	2,365
Interest and bank charges		156	217
Total	$ 1,015	Rp 14,265	Rp 12,761